5. Equity Method Investment: Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Equity Method Investments

	December 31, 2014	December 31, 2013
Company's equity method investment	$ 26,059,579	$ 10,211,635
Partnership assets	$ 104,677,496	$ 88,602,340
Partnership liabilities	$ 2,667,002	$ 2,873,918
Partnership net income	$ 4,560,544	$ 7,983,103